Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total	$ 976,016	$ 955,325	$ 949,234
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	434,552	422,234	425,009
Undrawn commitments	96,803	94,532	92,303
Other exposures	107,021	104,160	105,232
Total	638,376	620,926	622,544
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	289,269	286,670	278,605
Undrawn commitments	48,371	47,729	48,085
Total	337,640	334,399	326,690
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	800,215
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	368,240
Undrawn commitments	91,515
Other exposures	96,563
Total	556,318
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	195,526
Undrawn commitments	48,371
Total	243,897
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	175,801
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	66,312
Undrawn commitments	5,288
Other exposures	10,458
Total	82,058
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	93,743
Total	$ 93,743	$ 92,000	$ 87,000